Stock Based Compensation - Summary of Options Issued Under the Plan (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Arrangements To Obtain Goods And Services [Abstract]
Shares available for grant, Beginning Balance	1,758,612	480,834
Shares available for grant, Authorized under the plans	4,525,000	3,625,000
Shares available for grant, Granted under the plans	(4,182,350)	(2,379,441)
Shares available for grant, Surrendered/Cancelled	232,188	32,219
Shares available for grant, Ending Balance	2,333,450	1,758,612	480,834
Weighted-average remaining contractual life (years)
Weighted-average remaining contractual life (years)	9 years 2 months 12 days	9 years 2 months 12 days	8 years 9 months 18 days
Weighted-average remaining contractual life (years), Exercisable	8 years 7 months 6 days	5 years 9 months 18 days
Outstanding stock options
Outstanding stock options, Beginning Balance	2,767,222	427,500
Outstanding stock options Authorized	4,525,000	3,625,000
Outstanding stock options, Granted under the Plans	4,182,350	2,379,441
Outstanding stock options, Exercised	(2,686,352)	(7,500)
Outstanding stock options, Surrendered/Cancelled	(232,188)	(32,219)
Outstanding stock options, Ending Balance	4,031,032	2,767,222	427,500
Outstanding stock options, Exercisable	985,121	289,133
Weighted-Average Exercise Price
Weighted-average exercise price, Beginning Balance	$ 0.63	$ 0.35
Weighted-average exercise price, Granted under the Plans	$ 4.03	$ 0.68
Weighted-average exercise price, Exercised	$ 1.09	$ 0.05
Weighted-average exercise price, Surrendered/Cancelled	$ 0.64	$ 0.40
Weighted-average exercise price, Ending Balance	$ 3.86	$ 0.63	$ 0.35
Weighted-average exercise price, Exercisable	$ 0.85	$ 0.45
Aggregate Intrinsic Value
Aggregate intrinsic value, Beginning Balance	$ 1,979,594	$ 10,725
Aggregate intrinsic value, Ending Balance	99,342,169	1,979,594	10,725
Aggregate intrinsic value, Exercisable	$ 27,241,978	$ 259,197